                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-04078

                          SELIGMAN FRONTIER FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

SELIGMAN
FRONTIER FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

SELIGMAN FRONTIER FUND SEEKS TO PROVIDE SHAREHOLDERS WITH
GROWTH OF CAPITAL.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   31

Approval of Investment Management
  Services Agreement...............   45

Proxy Voting.......................   48




--------------------------------------------------------------------------------
2  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Frontier Fund (the Fund) Class A shares gained 20.10% (excluding sales charge) for the six months ended April 30, 2010.

> The Fund underperformed its benchmark, the Russell 2000(R) Growth Index, which advanced 25.49% for the six-month period.

> The Fund also underperformed its peer group, represented by the Lipper Small-
  Cap Growth Funds Index, which increased 23.60% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                             6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------
Seligman Frontier Fund
  Class A (excluding sales
  charge)                     +20.10%   +36.38%   -5.79%   +3.53%   -0.92%
---------------------------------------------------------------------------
Russell 2000 Growth
  Index(1) (unmanaged)        +25.49%   +45.20%   -1.93%   +6.06%   -0.06%
---------------------------------------------------------------------------
Lipper Small-Cap Growth
  Funds Index(2)              +23.60%   +44.44%   -3.20%   +4.67%   +0.09%
---------------------------------------------------------------------------
Lipper Small-Cap Growth
  Funds Average(3)            +24.96%   +46.22%   -3.13%   +5.00%   +0.95%
---------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
                             SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Growth Funds Index (the Lipper Index) includes the 30 largest small-cap growth funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Small-Cap Growth Funds Average (the Lipper Average) is an average of all funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity Small-Cap ceiling. The Lipper Average's returns include net reinvested dividends.*
  *On Nov. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
4  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  12/10/84)                +20.10%   +36.38%   -5.79%   +3.53%   -0.92%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                 +19.70%   +35.27%   -6.47%   +2.76%   -1.67%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                 +19.61%   +35.32%   -6.38%   +2.84%   -1.64%        N/A
-------------------------------------------------------------------------------------
Class I (inception
  8/3/09)                  +20.44%      N/A      N/A      N/A      N/A      +21.27%*
-------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                 +19.97%   +35.81%   -6.07%   +3.24%     N/A       +5.82%
-------------------------------------------------------------------------------------
Class R3 (inception
  8/3/09)                  +20.20%      N/A      N/A      N/A      N/A      +20.80%*
-------------------------------------------------------------------------------------
Class R4 (inception
  8/3/09)                  +20.35%      N/A      N/A      N/A      N/A      +21.04%*
-------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                +20.44%   +36.77%   -5.35%   +4.09%     N/A       +2.95%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  12/10/84)                +13.20%   +28.55%   -7.63%   +2.30%   -1.51%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                 +14.70%   +30.27%   -7.23%   +2.48%   -1.67%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                 +18.61%   +34.32%   -6.38%   +2.84%   -1.64%        N/A
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                             SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
                          Medium   Size
                    X     Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

Investments in small-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
6  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     15.8%
------------------------------------------------
Consumer Staples                            0.5%
------------------------------------------------
Energy                                      6.4%
------------------------------------------------
Financials                                 13.7%
------------------------------------------------
Health Care                                16.0%
------------------------------------------------
Industrials                                12.2%
------------------------------------------------
Information Technology                     27.1%
------------------------------------------------
Materials                                   2.7%
------------------------------------------------
Other(2)                                    5.6%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

iShares Russell 2000 Growth Index Fund      5.6%
------------------------------------------------
Orion Marine Group, Inc.                    2.8%
------------------------------------------------
Coinstar, Inc.                              1.8%
------------------------------------------------
Microsemi Corp.                             1.6%
------------------------------------------------
TeleTech Holdings, Inc.                     1.6%
------------------------------------------------
ON Semiconductor Corp.                      1.6%
------------------------------------------------
Pinnacle Entertainment, Inc.                1.5%
------------------------------------------------
BE Aerospace, Inc.                          1.4%
------------------------------------------------
Aegean Marine Petroleum Network, Inc.       1.4%
------------------------------------------------
Blue Coat Systems, Inc.                     1.3%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                             SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                DIRECT AND
                                                                   DIRECT        INDIRECT
                                  BEGINNING        ENDING         EXPENSES       EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING    PAID DURING
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  THE PERIOD(b)
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,201.00        $ 8.29         $ 8.34
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.40        $ 7.59         $ 7.65
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,197.00        $12.54         $12.60
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.51        $11.50         $11.55
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,196.10        $12.43         $12.48
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.61        $11.40         $11.45
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,204.40        $ 5.77         $ 5.83
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.70        $ 5.29         $ 5.34
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,199.70        $10.20         $10.26
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.66        $ 9.35         $ 9.40
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,202.00        $ 8.84         $ 8.89
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.90        $ 8.10         $ 8.15
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,203.50        $ 7.47         $ 7.53
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.15        $ 6.84         $ 6.89
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,204.40        $ 6.10         $ 6.16
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.40        $ 5.59         $ 5.64
-------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                             SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.51%           .01%        1.52%
----------------------------------------------------------------------
Class B                             2.29%           .01%        2.30%
----------------------------------------------------------------------
Class C                             2.27%           .01%        2.28%
----------------------------------------------------------------------
Class I                             1.05%           .01%        1.06%
----------------------------------------------------------------------
Class R2                            1.86%           .01%        1.87%
----------------------------------------------------------------------
Class R3                            1.61%           .01%        1.62%
----------------------------------------------------------------------
Class R4                            1.36%           .01%        1.37%
----------------------------------------------------------------------
Class R5                            1.11%           .01%        1.12%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended April 30, 2010: +20.10% for Class A, +19.70% for Class B, +19.61% for Class C, +20.44% for Class I, +19.97 for Class R2, +20.20% for Class R3, +20.35% for Class R4 and +20.44%
    for Class R5.


--------------------------------------------------------------------------------
10  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (89.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.1%)
Aerovironment, Inc.                                     32,608(b,d)          $853,677
BE Aerospace, Inc.                                      65,326(b)           1,940,836
DigitalGlobe, Inc.                                      44,997(b)           1,195,120
Ducommun, Inc.                                          25,125                575,111
Stanley, Inc.                                           52,689(b,d)         1,666,554
                                                                      ---------------
Total                                                                       6,231,298
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.3%)
Amerigon, Inc.                                         135,100(b)           1,325,332
Gentex Corp.                                            47,217              1,014,693
Tenneco, Inc.                                           44,655(b)           1,150,759
                                                                      ---------------
Total                                                                       3,490,784
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.0%)
Allos Therapeutics, Inc.                               203,856(b)           1,610,462
AMAG Pharmaceuticals, Inc.                              41,851(b,d)         1,429,212
BioMarin Pharmaceutical, Inc.                           35,197(b)             822,554
Celera Corp.                                           187,202(b)           1,398,399
Onyx Pharmaceuticals, Inc.                              28,304(b)             817,136
                                                                      ---------------
Total                                                                       6,077,763
-------------------------------------------------------------------------------------

CAPITAL MARKETS (5.3%)
Affiliated Managers Group, Inc.                         22,818(b,d)         1,920,820
Artio Global Investors, Inc.                            28,399                649,769
Broadpoint Gleacher Securities, Inc.                   279,800(b,d)         1,197,544
Duff & Phelps Corp., Class A                            54,045                848,507
Piper Jaffray Companies                                 13,818(b,d)           543,876
Stifel Financial Corp.                                  28,425(b,d)         1,629,605
Thomas Weisel Partners Group, Inc.                     153,877(b)           1,207,934
                                                                      ---------------
Total                                                                       7,998,055
-------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Intrepid Potash, Inc.                                   41,346(b,d)         1,085,746
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Signature Bank                                          22,788(b)             920,179
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Clean Harbors, Inc.                                     18,856(b)           1,196,036
SYKES Enterprises, Inc.                                 48,233(b)           1,096,336
                                                                      ---------------
Total                                                                       2,292,372
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.1%)
ADC Telecommunications, Inc.                           141,900(b,d)         1,136,619
Blue Coat Systems, Inc.                                 58,602(b)           1,906,322
CommScope, Inc.                                         52,379(b)           1,706,508
DG FastChannel, Inc.                                    26,803(b)             942,930
Emulex Corp.                                           146,788(b)           1,724,759
Ixia                                                   165,729(b,d)         1,698,722
                                                                      ---------------
Total                                                                       9,115,860
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Netezza Corp.                                           32,626(b)             446,650
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.3%)
MYR Group, Inc.                                         54,542(b)             977,938
Orion Marine Group, Inc.                               206,104(b)           3,907,732
                                                                      ---------------
Total                                                                       4,885,670
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
Rock-Tenn Co., Class A                                  23,117              1,192,837
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.7%)
Coinstar, Inc.                                          56,411(b,d)         2,502,392
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
GrafTech International Ltd.                             77,836(b)           1,312,315
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (2.9%)
CARBO Ceramics, Inc.                                    23,439             $1,716,906
Dril-Quip, Inc.                                         24,185(b)           1,401,037
Patterson-UTI Energy, Inc.                              77,978(d)           1,192,284
                                                                      ---------------
Total                                                                       4,310,227
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Calavo Growers, Inc.                                    45,576(d)             790,288
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
American Medical Systems Holdings, Inc.                 70,671(b)           1,266,424
Integra LifeSciences Holdings Corp.                     29,667(b,d)         1,347,772
Wright Medical Group, Inc.                              95,804(b)           1,799,199
                                                                      ---------------
Total                                                                       4,413,395
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (7.8%)
Amedisys, Inc.                                          24,100(b,d)         1,387,678
Amsurg Corp.                                            46,437(b)             962,175
Chemed Corp.                                            30,010(d)           1,650,849
Five Star Quality Care, Inc.                           244,874(b)             724,827
Genoptix, Inc.                                          31,463(b,d)         1,217,303
Gentiva Health Services, Inc.                           35,222(b)           1,010,167
Hanger Orthopedic Group, Inc.                           57,700(b)           1,075,528
Kindred Healthcare, Inc.                                69,974(b)           1,248,336
MEDNAX, Inc.                                            17,319(b)             951,506
Odyssey HealthCare, Inc.                                55,906(b)           1,164,522
Skilled Healthcare Group, Inc., Class A                 40,510(b)             271,012
                                                                      ---------------
Total                                                                      11,663,903
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.8%)
Bally Technologies, Inc.                                25,763(b)           1,188,190
Einstein Noah Restaurant Group, Inc.                    75,643(b)             981,846
Pinnacle Entertainment, Inc.                           155,267(b,d)         2,100,763
Red Robin Gourmet Burgers, Inc.                         57,118(b)           1,394,250
                                                                      ---------------
Total                                                                       5,665,049
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Tempur-Pedic International, Inc.                        17,408(b)             586,650
-------------------------------------------------------------------------------------

INSURANCE (0.8%)
Aspen Insurance Holdings Ltd.                           44,333(c)           1,196,104
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.8%)
Shutterfly, Inc.                                        78,215(b)           1,840,399
Vitacost.com, Inc.                                     104,427(b,d)           909,559
                                                                      ---------------
Total                                                                       2,749,958
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.2%)
Art Technology Group, Inc.                             373,957(b,d)         1,600,536
VistaPrint NV                                           33,319(b,c)         1,718,594
                                                                      ---------------
Total                                                                       3,319,130
-------------------------------------------------------------------------------------

IT SERVICES (1.5%)
TeleTech Holdings, Inc.                                136,450(b)           2,258,248
-------------------------------------------------------------------------------------

MACHINERY (0.4%)
Kaydon Corp.                                            12,955                539,317
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Dolan Media Co.                                         71,257(b)             847,246
-------------------------------------------------------------------------------------

METALS & MINING (1.2%)
Horsehead Holding Corp.                                155,345(b,d)         1,845,499
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (3.5%)
Approach Resources, Inc.                                78,317(b)            $700,937
Brigham Exploration Co.                                 35,320(b)             689,093
Goodrich Petroleum Corp.                                81,187(b,d)         1,374,496
St. Mary Land & Exploration Co.                         21,730                874,415
Whiting Petroleum Corp.                                 17,683(b)           1,597,306
                                                                      ---------------
Total                                                                       5,236,247
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Cypress Bioscience, Inc.                               174,226(b,d)           878,099
Endo Pharmaceuticals Holdings, Inc.                     46,100(b)           1,009,590
                                                                      ---------------
Total                                                                       1,887,689
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.8%)
FTI Consulting, Inc.                                    27,961(b,d)         1,150,036
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
MFA Financial, Inc.                                    179,114              1,273,501
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.8%)
Atheros Communications, Inc.                            47,267(b)           1,835,850
Entegris, Inc.                                         147,311(b)             911,855
Intersil Corp., Class A                                 53,500                796,080
Microsemi Corp.                                        138,764(b)           2,297,932
ON Semiconductor Corp.                                 281,960(b)           2,238,762
Silicon Laboratories, Inc.                              25,932(b,d)         1,253,812
Tessera Technologies, Inc.                              71,817(b)           1,456,449
Varian Semiconductor Equipment Associates,
 Inc.                                                   38,738(b)           1,276,030
Verigy Ltd.                                            113,628(b,c,d)       1,356,718
                                                                      ---------------
Total                                                                      13,423,488
-------------------------------------------------------------------------------------

SOFTWARE (8.1%)
Ariba, Inc.                                             75,034(b)           1,070,735
Aspen Technology, Inc.                                  81,723(b)             961,880
Informatica Corp.                                       46,513(b)           1,163,290
JDA Software Group, Inc.                                40,098(b)           1,158,832
Lawson Software, Inc.                                  113,160(b)             878,122
Nuance Communications, Inc.                             83,718(b)           1,529,528
Radiant Systems, Inc.                                  128,816(b)           1,812,441
Rovi Corp.                                              45,215(b)           1,762,481
SuccessFactors, Inc.                                    89,097(b,d)         1,864,799
                                                                      ---------------
Total                                                                      12,202,108
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.9%)
American Eagle Outfitters, Inc.                         39,367                661,759
Bebe Stores, Inc.                                      107,392                884,910
hhgregg, Inc.                                           34,128(b,d)           977,085
Pier 1 Imports, Inc.                                   101,983(b,d)           844,419
The Finish Line, Inc., Class A                          53,190                856,891
Ulta Salon Cosmetics & Fragrance, Inc.                  69,387(b)           1,604,228
                                                                      ---------------
Total                                                                       5,829,292
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Skechers USA, Inc., Class A                             23,265(b)             892,213
Steven Madden Ltd.                                      21,092(b)           1,222,492
                                                                      ---------------
Total                                                                       2,114,705
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.9%)
First Niagara Financial Group, Inc.                     96,276              1,338,236
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.3%)
Aegean Marine Petroleum Network, Inc.                   73,698(c,d)         1,933,836
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $119,321,960)                                                     $134,126,073
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT
Lantronix
 Warrants                                                2,188(b,f)                $2
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                        $2
-------------------------------------------------------------------------------------



EXCHANGE-TRADED FUNDS (5.3%)
                                                       SHARES                VALUE(a)
iShares Russell 2000 Growth Index Fund                 103,451(d)          $7,900,553
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $6,688,899)                                                         $7,900,553
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              8,397,344(e)          $8,397,344
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,397,344)                                                         $8,397,344
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (17.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(G)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $10,000,183                         0.22%           $10,000,000          $10,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $6,189,167                          0.19              6,189,069            6,189,069
 $5,000,104                          0.25              5,000,000            5,000,000
Mizuho Securities USA
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,092                          0.22              5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERA
  RECEIVED FOR SECURITIES ON LOAN
(Cost: $26,189,069)                                                       $26,189,069
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $160,597,272)(h)                                                  $176,613,041
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 4.13% of net assets.

(d) At April 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.


--------------------------------------------------------------------------------
14  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $2, representing less than 0.01% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                              ACQUISITION
     SECURITY                                    DATES         COST
     --------------------------------------------------------------
     Lantronix
       Warrants                                 04-18-08        $--


(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                            $12,726
Fannie Mae Interest Strip                             54,824
Fannie Mae Pool                                    6,773,408
Fannie Mae Principal Strip                             1,277
Fannie Mae REMICS                                    200,378
Federal Farm Credit Bank                             175,624
Federal Home Loan Banks                              162,825
Federal Home Loan Mortgage Corp                      227,947
Federal National Mortgage Association                164,072
Freddie Mac Non Gold Pool                            758,276
Freddie Mac Reference REMIC                           10,792
Freddie Mac REMICS                                   235,388
Freddie Mac Strips                                   136,926
Ginnie Mae I Pool                                    336,090
Ginnie Mae II Pool                                   249,498
Government National Mortgage Association              56,515
United States Treasury Inflation Indexed Bonds        46,021
United States Treasury Note/Bond                      80,211
United States Treasury Strip Coupon                  512,026
United States Treasury Strip Principal                 5,176
------------------------------------------------------------
Total market value of collateral securities      $10,200,000
------------------------------------------------------------




--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $4,538,914
Freddie Mac Gold Pool                              1,529,595
Freddie Mac Non Gold Pool                            244,342
------------------------------------------------------------
Total market value of collateral securities       $6,312,851
------------------------------------------------------------




GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Allied Irish Banks PLC/New York NY                  $763,158
Banco Bilbao Vizcaya Argentaria/NY                    27,622
Bank of Nova Scotia                                    1,687
BNP Paribas NY                                       582,063
Calyon NY                                             38,985
Credit Agricole Corporate and Investment
  Bank/New York                                      382,684
Dexia Credit Local NY                                424,893
DnB NOR Bank                                           3,439
Natixis/New York NY                                1,368,599
Nordea Bank Finland PLC                              114,336
Rabobank Nederland NV/NY                             189,474
Royal Bank of Scotland PLC/Greenwich CT               36,353
Sanpaolo IMI SpA/New York                             11,575
Societe Generale NY                                  168,421
Standard Chartered Banking                           230,150
Sumitomo Mitsui Banking Corp/New York                499,999
Svenska Handelsbanken/New York NY                     16,395
Toronto Dominion Bank/NY                             373,684
UBS AG Stamford                                       16,483
------------------------------------------------------------
Total market value of collateral securities       $5,250,000
------------------------------------------------------------



MIZUHO SECURITIES USA (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
United States Cash Management Bill                   $95,613
United States Treasury Bill                          666,810
United States Treasury Note/Bond                   3,179,446
United States Treasury Strip Coupon                  378,089
United States Treasury Strip Principal               780,042
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------




--------------------------------------------------------------------------------
16  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(h) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $160,597,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $20,014,000
     Unrealized depreciation                          (3,998,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $16,016,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
18  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                             ---------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                $134,126,073              $--         $--        $134,126,073
  Other                                  --                2          --                   2
--------------------------------------------------------------------------------------------
Total Equity Securities         134,126,073                2          --         134,126,075
--------------------------------------------------------------------------------------------
Other
  Exchange-Traded Funds           7,900,553               --          --           7,900,553
  Affiliated Money Market
    Fund(b)                       8,397,344               --          --           8,397,344
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --       26,189,069          --          26,189,069
--------------------------------------------------------------------------------------------
Total Other                      16,297,897       26,189,069          --          42,486,966
--------------------------------------------------------------------------------------------
Total                          $150,423,970      $26,189,071         $--        $176,613,041
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $126,010,859)             $142,026,628
  Affiliated money market fund (identified cost $8,397,344)           8,397,344
  Investments of cash collateral received for securities on loan
    (identified cost $26,189,069)                                    26,189,069
-------------------------------------------------------------------------------
Total investments in securities (identified cost $160,597,272)      176,613,041
Capital shares receivable                                                31,276
Dividends and accrued interest receivable                                31,170
Receivable for investment securities sold                               433,934
-------------------------------------------------------------------------------
Total assets                                                        177,109,421
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  149,550
Payable for investment securities purchased                             392,001
Payable upon return of securities loaned                             26,189,069
Accrued investment management services fees                               3,737
Accrued distribution fees                                                 1,218
Accrued transfer agency fees                                             27,837
Accrued administrative services fees                                        338
Accrued plan administration services fees                                     2
Other accrued expenses                                                   58,295
-------------------------------------------------------------------------------
Total liabilities                                                    26,822,047
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $150,287,374
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.10 par value                                    $  1,554,520
Additional paid-in capital                                          178,748,453
Accumulated net investment loss                                        (935,092)
Accumulated net realized gain (loss)                                (45,096,276)
Unrealized appreciation (depreciation) on investments                16,015,769
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $150,287,374
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 25,406,593
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $74,971,124            7,602,258                      $ 9.86(1)
Class B          $12,395,382            1,569,850                      $ 7.90
Class C          $12,160,431            1,532,730                      $ 7.93
Class I          $49,654,844            4,733,882                      $10.49
Class R2         $   117,803               12,179                      $ 9.67
Class R3         $     9,376                  967                      $ 9.70
Class R4         $   150,854               14,412                      $10.47
Class R5         $   827,560               78,922                      $10.49
-----------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $10.46. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   110,098
Interest                                                                57,951
Income distributions from affiliated money market fund                   2,415
Income from securities lending -- net                                   65,564
------------------------------------------------------------------------------
Total income                                                           236,028
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    259,499
Distribution fees
  Class A                                                               42,802
  Class B                                                               16,543
  Class C                                                               49,556
  Class R2                                                                 229
  Class R3                                                                   8
Transfer agency fees
  Class A                                                               82,210
  Class B                                                                8,235
  Class C                                                               24,598
  Class R2                                                                  32
  Class R3                                                                   2
  Class R4                                                                  11
  Class R5                                                                 261
Administrative services fees                                            23,458
Plan administration services fees
  Class R2                                                                 114
  Class R3                                                                   8
  Class R4                                                                  48
Compensation of board members                                            1,323
Custodian fees                                                             965
Printing and postage                                                    17,838
Registration fees                                                       29,640
Professional fees                                                        6,692
Other                                                                    2,101
------------------------------------------------------------------------------
Total expenses                                                         566,173
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (97,792)
------------------------------------------------------------------------------
Total net expenses                                                     468,381
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (232,353)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                    1,894,148
Net change in unrealized appreciation (depreciation) on
  investments                                                        9,556,512
------------------------------------------------------------------------------
Net gain (loss) on investments                                      11,450,660
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $11,218,307
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                        $   (232,353)   $  (381,637)
Net realized gain (loss) on investments                                   1,894,148     (7,643,366)
Net change in unrealized appreciation (depreciation) on
  investments                                                             9,556,512     11,701,825
Increase from payments from the investment manager (Note 2)                      --          2,908
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          11,218,307      3,679,730
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                            745,376      1,006,336
  Class B shares                                                             33,381         73,600
  Class C shares                                                            148,523        404,823
  Class I shares                                                            867,267        990,787
  Class R2 shares                                                            29,945         52,554
  Class R3 shares                                                                --          5,000
  Class R4 shares                                                             2,022         10,000
  Class R5 shares                                                            64,181        764,627
Fund merger (Note 9)
  Class A shares                                                         48,422,786             --
  Class B shares                                                         11,146,753             --
  Class C shares                                                          2,078,644             --
  Class I shares                                                         45,851,271             --
  Class R2 shares                                                             3,174             --
  Class R3 shares                                                             3,201             --
  Class R4 shares                                                           132,625             --
  Class R5 shares                                                             3,239             --
Conversions from Class B to Class A
  Class A shares                                                            121,200        141,056
  Class B shares                                                           (121,200)      (141,056)
Payments for redemptions
  Class A shares                                                         (4,208,587)    (5,565,646)
  Class B shares                                                           (424,509)      (222,397)
  Class C shares                                                           (751,926)    (1,953,473)
  Class I shares                                                           (183,358)            --
  Class R2 shares                                                           (12,846)       (63,234)
  Class R4 shares                                                            (1,168)            --
  Class R5 shares                                                               (25)    (3,375,869)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       103,949,969     (7,872,892)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 115,168,276     (4,193,162)
Net assets at beginning of period                                        35,119,098     39,312,260
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $150,287,374    $35,119,098
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        $   (935,092)   $      (755)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS A                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.21            $7.29       $15.63      $14.29      $12.36      $12.17
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)            (.08)        (.12)       (.21)       (.21)       (.21)
Net gains (losses) (both realized and
 unrealized)                                              1.68             1.00        (5.93)       3.18        2.64         .40
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.65              .92        (6.05)       2.97        2.43         .19
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                      --               --          .12          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.41)      (1.63)       (.50)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.86            $8.21        $7.29      $15.63      $14.29      $12.36
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            20.10%           12.62%      (44.19%)(a)  22.93%      20.29%       1.56%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.91%(c)         2.62%        2.05%       1.90%       1.97%       2.01%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.51%(c)         1.86%        1.97%       1.90%       1.97%       2.01%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.73%)(c)        (.91%)      (1.13%)     (1.47%)     (1.60%)     (1.70%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $75              $23          $25         $52         $48         $48
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%             162%         156%        116%         92%         96%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS B                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.60            $5.90       $13.22      $12.42      $10.88      $10.80
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)            (.12)        (.16)       (.27)       (.27)       (.27)
Net gains (losses) (both realized and
 unrealized)                                              1.35              .82        (4.85)       2.70        2.31         .35
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.30              .70        (5.01)       2.43        2.04         .08
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                      --               --          .10          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.41)      (1.63)       (.50)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.90            $6.60        $5.90      $13.22      $12.42      $10.88
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.70%           11.86%      (44.62%)(a)  21.90%      19.43%        .74%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.59%(c)         3.38%        2.81%       2.66%       2.73%       2.76%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.29%(c)         2.63%        2.73%       2.66%       2.73%       2.76%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.39%)(c)       (1.65%)      (1.89%)     (2.23%)     (2.36%)     (2.45%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12               $1           $1          $3          $4          $7
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%             162%         156%        116%         92%         96%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
24  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS C                                             APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.63            $5.93       $13.23      $12.42      $10.89      $10.81
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.06)            (.12)        (.15)       (.27)       (.27)       (.27)
Net gains (losses) (both realized and
 unrealized)                                              1.36              .82        (4.84)       2.71        2.30         .35
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.30              .70        (4.99)       2.44        2.03         .08
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                      --               --          .10          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.41)      (1.63)       (.50)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.93            $6.63        $5.93      $13.23      $12.42      $10.89
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.61%           11.80%      (44.38%)(a)  22.00%      19.31%        .74%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.74%(c)         3.36%        2.81%       2.66%       2.73%       2.76%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.27%(c)         2.61%        2.73%       2.66%       2.73%       2.76%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.57%)(c)       (1.66%)      (1.89%)     (2.23%)     (2.36%)     (2.45%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12               $9           $9          $3          $3          $3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%             162%         156%        116%         92%         96%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED
CLASS I                                             APRIL 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        OCT. 31, 2009(e)
Net asset value, beginning of period                     $8.71                 $8.65
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(f)               (.01)
Net gains (losses) (both realized and
 unrealized)                                              1.78                   .07
-----------------------------------------------------------------------------------------
Total from investment operations                          1.78                   .06
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $10.49                 $8.71
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            20.44%                  .69%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.05%(c)              1.30%(c)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.05%(c)              1.06%(c)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.09%)(c)             (.39%)(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $50                    $1
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%                  162%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS R2*                                           APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.06            $7.18       $15.47      $14.20      $12.30      $12.17
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.05)            (.10)        (.14)       (.24)       (.25)       (.25)
Net gains (losses) (both realized and
 unrealized)                                              1.66              .98        (5.86)       3.14        2.65         .38
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.61              .88        (6.00)       2.90        2.40         .13
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                      --               --          .12          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.41)      (1.63)       (.50)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.67            $8.06        $7.18      $15.47      $14.20      $12.30
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.97%           12.26%      (44.36%)(a)  22.53%      20.14%       1.07%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.07%(c)         2.90%        2.31%       2.15%       2.23%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.86%(c)         2.14%        2.23%       2.15%       2.23%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.16%)(c)       (1.21%)      (1.39%)     (1.72%)     (1.86%)     (1.94%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%             162%         156%        116%         92%         96%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED
CLASS R3                                            APRIL 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        OCT. 31, 2009(e)
Net asset value, beginning of period                     $8.07                 $8.03
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)                 (.02)
Net gains (losses) (both realized and
 unrealized)                                              1.67                   .06
-----------------------------------------------------------------------------------------
Total from investment operations                          1.63                   .04
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $9.70                 $8.07
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            20.20%                  .50%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.82%(c)              2.00%(c)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.61%(c)              1.62%(c)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.88%)(c)             (.94%)(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%                  162%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
CLASS R4                                            APRIL 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        OCT. 31, 2009(e)
Net asset value, beginning of period                     $8.70                 $8.65
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)                 (.01)
Net gains (losses) (both realized and
 unrealized)                                              1.79                   .06
-----------------------------------------------------------------------------------------
Total from investment operations                          1.77                   .05
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $10.47                 $8.70
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            20.35%                  .58%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.41%(c)              1.53%(c)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.36%(c)              1.37%(c)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             (.46%)(c)             (.56%)(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%                  162%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED OCT. 31,
CLASS R5*                                           APRIL 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.71            $7.71       $16.30      $14.76      $12.67      $12.39
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)            (.06)        (.06)       (.13)       (.13)       (.13)
Net gains (losses) (both realized and
 unrealized)                                              1.80             1.06        (6.24)       3.30        2.72         .41
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.78             1.00        (6.30)       3.17        2.59         .28
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement(a)                      --               --          .12          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --               --        (2.41)      (1.63)       (.50)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.49            $8.71        $7.71      $16.30      $14.76      $12.67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            20.44%           12.97%      (43.87%)(a)  23.62%      21.08%       2.26%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.33%(c)         1.88%        1.39%       1.29%       1.33%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.11%(c)         1.68%        1.39%       1.29%       1.33%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.41%)(c)        (.55%)       (.55%)      (.86%)      (.96%)     (1.02%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $3          $5          $4          $4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%             162%         156%        116%         92%         96%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) In June 2008, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC. Excluding the effect of this item, total return for Class A, Class B, Class C, Class R2 and Class R5 would have been (44.93%), (45.33%), (45.10%),
    (45.10%), and (44.62%), respectively.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) For the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
(f) Rounds to zero.


--------------------------------------------------------------------------------
30  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Seligman Frontier Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company and has 500 million authorized shares of capital stock. The Fund invests primarily in equity securities of small U.S. companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares and owned approximately 30% of total outstanding Fund shares. At April 30, 2010, the Investment Manager owned 100% of Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close business of the New York Stock Exchange
(NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Fund's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
32  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $2 representing less than 0.01% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

PAYMENT FROM THE INVESTMENT MANAGER
The Investment Manager and the predecessor investment manager (J. & W. Seligman & Co. Incorporated) voluntarily reimbursed the Fund $2,908 for a loss on a trading error for the year ended Oct. 31, 2009.


--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
34  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.885% to 0.79% as the Fund's net assets increase. The management fee for the six months ended April 30, 2010 was 0.89% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $51,417. The liability remaining at April 30, 2010 for Non-Recurring Charges amounted to $26,566 and is included within accrued transfer agency fees in the Statement of Assets and Liabilities.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, the Fund pays the Transfer Agent an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $16,000 and $1,286,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.


--------------------------------------------------------------------------------
36  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $11,521 for Class A, $1,364 for Class B and $136 for Class C for the six months ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  1.51%
Class B..............................................  2.29
Class C..............................................  2.27
Class R2.............................................  1.86
Class R3.............................................  1.61
Class R4.............................................  1.36
Class R5.............................................  1.11


The waived/reimbursed fees and expenses for the transfer agency and other fees at the class level were as follows:

Class A............................................  $69,500
Class B............................................    4,996
Class C............................................   22,921
Class R2...........................................       98
Class R3...........................................        7
Class R4...........................................        9
Class R5...........................................      261


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.51%
Class B..............................................  2.29
Class C..............................................  2.28
Class I..............................................  1.06
Class R2.............................................  1.86
Class R3.............................................  1.61
Class R4.............................................  1.36
Class R5.............................................  1.11


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

    traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $117,922,966 (including $93,285,338* from RiverSource Partners Small Cap Growth Fund that was acquired in the fund merger as described in Note 9) and $31,992,911, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

* This purchase amount is excluded for purposes of calculating the Fund's portfolio turnover rate.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                      SIX MONTHS ENDED     YEAR ENDED
                                       APRIL 30, 2010   OCT. 31, 2009(a)
------------------------------------------------------------------------
CLASS A
Sold                                         79,200          141,246
Fund merger                               5,110,791              N/A
Converted from Class B(b)                    13,561           20,151
Redeemed                                   (450,184)        (771,744)
------------------------------------------------------------------------
Net increase (decrease)                   4,753,368         (610,347)
------------------------------------------------------------------------

CLASS B
Sold                                          4,390           13,192
Fund merger                               1,468,228              N/A
Converted to Class A(b)                     (16,910)         (24,957)
Redeemed                                    (55,443)         (39,269)
------------------------------------------------------------------------
Net increase (decrease)                   1,400,265          (51,034)
------------------------------------------------------------------------

CLASS C
Sold                                         19,879           71,581
Fund merger                                 272,522              N/A
Redeemed                                   (102,477)        (329,875)
------------------------------------------------------------------------
Net increase (decrease)                     189,924         (258,294)
------------------------------------------------------------------------

CLASS I
Sold                                         84,638          114,806
Fund merger                               4,551,713              N/A
Redeemed                                    (17,275)              --
------------------------------------------------------------------------
Net increase (decrease)                   4,619,076          114,806

------------------------------------------------------------------------


--------------------------------------------------------------------------------
38  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                      SIX MONTHS ENDED     YEAR ENDED
                                       APRIL 30, 2010   OCT. 31, 2009(a)
------------------------------------------------------------------------
CLASS R2(c)
Sold                                          3,230            7,643
Fund merger                                     341              N/A
Redeemed                                     (1,501)          (8,464)
------------------------------------------------------------------------
Net increase (decrease)                       2,070             (821)
------------------------------------------------------------------------

CLASS R3
Sold                                             --              623
Fund merger                                     344              N/A
------------------------------------------------------------------------
Net increase (decrease)                         344              623
------------------------------------------------------------------------

CLASS R4
Sold                                            204            1,128
Fund merger                                  13,190              N/A
Redeemed                                       (110)              --
------------------------------------------------------------------------
Net increase (decrease)                      13,284            1,128
------------------------------------------------------------------------

CLASS R5(c)
Sold                                          6,763          106,736
Fund merger                                     322              N/A
Redeemed                                         (3)        (453,449)
------------------------------------------------------------------------
Net increase (decrease)                       7,082         (346,713)
------------------------------------------------------------------------


(a) Class I, Class R3 and Class R4 are for the period from Aug. 3, 2009 (when shares became publicly available) to Oct. 31, 2009.
(b) Automatic conversion of Class B shares to Class A shares based on the original purchase date.
(c) Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $25,406,593 were on loan, secured by cash collateral of $26,189,069 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $65,564 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $22,801,551 and $15,580,798, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman

--------------------------------------------------------------------------------
40  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to the Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

9. FUND MERGER

At the close of business on March 26, 2010, Seligman Frontier Fund acquired the assets and assumed the identified liabilities of RiverSource Partners Small Cap Growth Fund. The reorganization was completed after shareholders approved the plan on March 10, 2010.

The aggregate net assets of Seligman Frontier Fund immediately before the acquisition were $38,148,352 and the combined net assets immediately after the acquisition were $145,790,045.

The merger was accomplished by a tax-free exchange of 32,243,215 shares of RiverSource Partners Small Cap Growth Fund valued at $107,641,693.

In exchange for RiverSource Partners Small Cap Growth Fund shares and net assets, Seligman Frontier Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  5,110,791
Class B...........................................  1,468,228
Class C...........................................    272,522
Class I...........................................  4,551,713
Class R2..........................................        341
Class R3..........................................        344
Class R4..........................................     13,190
Class R5..........................................        322


For financial reporting purposes, net assets received and shares issued by Seligman Frontier Fund were recorded at fair value; however, RiverSource

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Partners Small Cap Growth Fund's cost of investments was carried forward to align ongoing reporting of Seligman Frontier Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Partners Small Cap Growth Fund's net assets at the merger date were as follows:

Total net assets................................  $107,641,693
Capital stock...................................  $135,899,150
Excess of distributions over net investment
  income........................................  $   (701,984)
Accumulated net realized loss...................  $(37,544,094)
Unrealized appreciation.........................  $  9,988,621


The financial statements reflect the operations of Seligman Frontier Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Partners Small Cap Growth Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Nov. 1, 2009, Seligman Frontier Fund's pro-forma net investment loss, net gain on investments, and net increase in net assets from operations for the six months ended April 30, 2010 would have been ($1.6) million, $5.2 million and $23.2 million, respectively.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of re-characterization of real estate investment trust distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $8,888,714 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

   2016          2017
$1,048,243    $7,840,471


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

--------------------------------------------------------------------------------
42  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
44  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Further, the Board noted measures taken to address the Fund's

--------------------------------------------------------------------------------
46  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


performance including the anticipated change in portfolio managers for the Fund. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio managers expected to assume responsibilities for the Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data

--------------------------------------------------------------------------------
                            SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
48  SELIGMAN FRONTIER FUND -- 2010 SEMIANNUAL REPORT

SELIGMAN FRONTIER FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Seligman(R) mutual funds are distributed by Columbia Management Investment Distributors, Inc.
                                (formerly known as RiverSource Fund Distributors, Inc.),
                                member FINRA and managed by Columbia Management Investment
                                Advisers, LLC (formerly known as RiverSource Investments,
                                LLC). Seligman is an offering brand of Columbia Management
                                Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  SL-9959 A (6/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Seligman Frontier Fund, Inc.


By /s/ J. Kevin Connaughton
---------------------------------
J. Kevin Connaughton
President and Principal Executive
Officer

Date July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
---------------------------------
J. Kevin Connaughton
President and Principal Executive
Officer

Date July 1, 2010


By /s/ Jeffrey P. Fox
---------------------------------
Jeffrey P. Fox
Treasurer and Principal Financial
Officer

Date July 1, 2010